Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Organization and Summary of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

BancWest Corporation (“BancWest”), a bank holding company, owns 100% of the outstanding common stock of First Hawaiian Bank (“FHB” or “the Bank”). BancWest’s other bank subsidiary is Bank of the West (“BOW”), a commercial bank headquartered in San Francisco, California. BancWest is a wholly‑owned subsidiary of BNP Paribas (“BNPP”), a financial institution based in France.

The Bank is a Hawaii state‑chartered bank that is not a member of the Federal Reserve System. FHB, the oldest financial institution in Hawaii, was established as Bishop & Co. in 1858. At December 31, 2015, FHB was the largest bank in Hawaii in terms of total assets, loans and leases, and deposits. FHB has 62 banking locations located throughout the State of Hawaii, Guam, and Saipan, and provides a wide range of financial services to both consumers and businesses.

Reorganization Transactions

BNPP intends to sell its interest in BancWest, including its wholly‑owned subsidiary FHB, through a series of public offerings. In order to effect the sale transactions, a series of reorganization transactions (the “Reorganization Transactions”) occurred on April 1, 2016, in which BancWest spun‑off its subsidiary, BOW, to BNPP, the sole owner of BancWest, as further discussed in Note 22, Subsequent Events, to the combined financial statements. In connection with the Reorganization Transactions, BancWest formed a new bank holding company, BancWest Holding Inc. (“BWHI”), a Delaware corporation and a direct wholly‑owned subsidiary of BancWest, and contributed 100% of its interest in BOW, as well as other assets and liabilities not related to FHB, to BWHI. Following the contribution of BOW to BWHI, BancWest distributed its interest in BWHI to BNPP. After the Reorganization Transactions were consummated on April 1, 2016, the continuing business of BancWest consisted of its investment in FHB and the financial operations, assets, and liabilities of BancWest related to FHB. BancWest also amended its certificate of incorporation to change its name to “First Hawaiian, Inc.” The remaining financial operations, assets and liabilities of BancWest related to FHB (and not BOW) combined with FHB, is referred to as “First Hawaiian Combined” or the “Company” throughout these combined financial statements and notes.

Notwithstanding the legal form of the spin off, due to the relative significance of BWHI (including its wholly owned subsidiary BOW), to First Hawaiian Combined, the spin‑off of BWHI has been accounted for as a reverse spin‑off in accordance with Accounting Standards Codification (“ASC”) 505‑60, Spinoffs and Reverse Spinoffs. Accordingly, BWHI was considered the divesting entity for accounting purposes, or the accounting spinnor. Conversely, the remaining combined businesses of First Hawaiian Combined as described above represent the entity which was “spun‑off”, or the accounting spinnee, from BWHI.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the Company’s significant accounting policies.

Basis of Presentation

The accompanying combined financial statements of First Hawaiian Combined include the financial position, results of operations and cash flows of FHB, and the financial operations, assets and liabilities of BancWest related to FHB, all of which are under common ownership and common management, as if it were a separate entity for all periods presented. The combined financial statements include allocations of certain BancWest assets as agreed to by the parties and also certain expenses amounting to approximately $18.8 million and $8.7 million for the years ended December 31, 2015 and 2014, respectively, specifically applicable to the operations of FHB. Management believes these allocations are reasonable. These expenses are not necessarily indicative of the costs and expenses that would have been incurred had First Hawaiian Combined operated as a separate entity during the periods presented. The residual revenues and expenses not included in First Hawaiian Combined’s results of operations represent those directly related to BWHI and have not been included in the combined financial statements of First Hawaiian Combined. All intercompany account balances and transactions have been eliminated in combination.

These combined financial statements may not necessarily reflect the financial position, results of operations, changes in stockholder’s equity and cash flows of First Hawaiian Combined in the future or had it operated as a separate independent company during the periods presented. The combined financial statements do not reflect any changes that may occur in the financing and operations of First Hawaiian Combined as a result of the spin‑off transaction.

FHB’s principal subsidiaries include:

•

Bishop Street Capital Management Corporation, a registered investment adviser that serves the institutional and high net worth investment markets primarily in Hawaii and the western United States. It is also the advisor to the Bishop Street Funds mutual fund family, and

•	First Hawaiian Leasing, Inc., which engages in commercial equipment and vehicle leasing.

Regulation

The Company is primarily subject to regulation by the Federal Reserve Board (“FRB”). FHB’s primary regulators are the Federal Deposit Insurance Corporation (“FDIC”) and the State of Hawaii Division of Financial Institutions. FHB is a member of the Federal Home Loan Bank System. On May 31, 2015, the merger of the Federal Home Loan Bank of Seattle with the Federal Home Loan Bank of Des Moines was completed and the Bank’s membership was transferred from the Federal Home Loan Bank of Seattle to the Federal Home Loan Bank of Des Moines (“FHLB”). As a member of the FHLB, FHB is required to maintain a minimum investment in the capital stock of the FHLB. FHB maintains insurance on its customer deposit accounts with the FDIC, up to applicable limits, which requires quarterly assessments of deposit insurance premiums.

Use of Estimates in the Preparation of Financial Statements

The preparation of combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on historical experience and various other assumptions believed to be reasonable. Although these estimates are based on management’s best knowledge of current events, actual results may differ from these estimates.

Cash and Due from Banks

Cash and due from banks includes amounts due from other financial institutions as well as in‑transit clearings. Because amounts due from other financial institutions often exceed the FDIC deposit insurance limit, the Company evaluates the credit risk of these institutions through periodic review of their financial condition and regulatory capital position. Under the terms of the Depository Institutions Deregulation and Monetary Control Act, the Company is required to maintain reserves with the FRB based on the amount of deposits held. The average amount of cash reserves required was $38.0 million and $36.6 million for the years ended December 31, 2015 and 2014, respectively.

For purposes of the combined statements of cash flows, the Company considers cash and due from banks, interest‑bearing deposits in other banks, Federal funds sold and securities purchased under agreements to resell with original maturities of less than three months to be cash and cash equivalents.

Interest‑bearing Deposits in Other Banks

Interest‑bearing deposits in other banks include funds held in other financial institutions that are either fixed‑ or floating‑interest‑rate instruments including certificates of deposits. Interest income is recorded when earned and presented within other interest income in the combined statements of income.

Investment Securities

As of December 31, 2015, investment securities consisted predominantly of debt and asset‑backed securities issued by the U.S. Government, its agencies, and government‑sponsored enterprises. The Company amortizes premiums and accretes discounts using the interest method over the life of the respective security instrument. All securities transactions are recorded on a trade‑date basis. Securities are classified and accounted for in accordance with ASC 320, Investments — Debt & Equity Securities (“ASC 320”). All of the Company’s securities were categorized as available for sale and consisted of debt and marketable equity securities which the Company has the intent and ability to hold for the foreseeable future and which are not trading securities. Available‑for‑sale securities are reported at fair value, with unrealized gains and losses reported in accumulated other comprehensive income as a separate component of stockholder’s equity. Gains and losses realized on sales of securities are determined using the specific identification method. Investment securities are evaluated for other‑than‑temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic and market conditions warrant such an evaluation, to determine whether a decline in fair value below amortized cost is other than temporary. See Note 3 to the combined financial statements for additional information.

Loans Held for Sale

The Company originates certain loans for individual sale or for sale as a pool of loans to government agencies. It may also subsequently decide to sell a portion of its existing loans (not originated with the intent to sell). Loans held for sale are carried at the lower of cost or fair value. The fair value of loans held for sale is based on current quoted prices or rates in secondary markets for portfolios with similar characteristics. Net gains and losses on loan sales are recorded in other noninterest income. Direct loan origination costs and fees are deferred at origination of the loan and are recognized in other noninterest income upon the sale of the loan.

Loans and Leases

Loans held in portfolio are recorded at the principal amount outstanding, net of unamortized deferred loan costs and fees and any unamortized discounts or premiums on purchased loans. Net deferred costs or fees, discounts and premiums are amortized into interest income using the interest method over the contractual term of the loan, adjusted for actual prepayments. The Company recognizes unamortized fees, costs, premiums and discounts on loans and leases paid in full as a component of interest income.

Interest income is accrued and recognized on the principal amount outstanding unless the loan is placed on nonaccrual status.

The Company also receives other loan and lease fees including delinquent payment charges and other common loan and lease fees, as well as fees for servicing loans for third parties. The Company recognizes these fees as income when earned within loans and lease financing interest income in the combined statements of income.

The Company provides lease financings under a variety of arrangements, primarily consumer automobile leases, commercial equipment leases and leveraged leases, through FHB’s subsidiary, First Hawaiian Leasing, Inc. Unearned income on financing leases is accreted over the life of the lease to provide a constant periodic rate of return on the net investment in the lease. Leveraged lease transactions are subject to outside financing through one or more participants without recourse to the Company. These transactions are accounted for by recording the net investment in each lease as the aggregate of rentals receivable, net of principal and interest on the related nonrecourse debt, plus the estimated residual value of the equipment less the unearned income. Income from lease transactions is recognized during the periods in which the net investment is positive.

Impaired and Nonaccrual Loans and Leases

The Company evaluates certain loans and leases individually for impairment. Examples of such loans and leases include commercial and industrial loans, commercial real estate loans and construction loans. A loan is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. The Company measures impairment based on the present value of the expected future cash flows discounted at the loan’s effective interest rate or, for collateral‑dependent loans and leases, based on the fair value of the collateral less disposition costs in accordance with ASC 310, Receivables. On a case‑by‑case basis, the Company may measure impairment based upon a loan’s observable market price. Impaired loans and leases without a related allowance for loan and lease losses are generally collateralized by assets with fair values in excess of the recorded investment in the loans.

The Company collectively evaluates for impairment large groups or pools of smaller‑balance homogeneous loans and leases such as consumer loans, residential real estate loans and small business loans. The risk assessment process includes the use of estimates to determine the inherent loss in these portfolios. The Company considers a variety of factors including, but not limited to, historical loss experience, estimated defaults or foreclosures based on portfolio trends and delinquencies, and current and projected economic conditions. These factors are updated periodically to capture changes in the characteristics of the subject portfolios.

The Company generally places a loan or lease on nonaccrual status when management believes that collection of principal or interest has become doubtful or when a loan or lease becomes 90 days past due as to principal, interest, or lease payment, unless it is well secured and in the process of collection. Loans or leases on nonaccrual status are generally classified as impaired, but not all impaired loans are necessarily placed on nonaccrual status. For example, restructured loans performing under restructured terms beyond a specific period may be classified as accruing but may still be deemed impaired.

When the Company places a loan or lease on nonaccrual status, previously accrued and uncollected interest is reversed against interest income in the current period. When the Company receives an interest payment on a nonaccrual loan or lease, the payment is applied as a reduction of the principal balance when there is doubt about the ultimate collectability of all principal. Otherwise, the Company records such payment as interest income.

Nonaccrual loans and leases are generally returned to accrual status when they become current as to principal and interest and have demonstrated a sustained period of payment performance or become both well secured and in the process of collection.

Troubled Debt Restructurings

A restructuring of debt constitutes a troubled debt restructuring (“TDR”) if the Company, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that it would not otherwise consider. The Company offers various types of concessions when modifying a loan or lease, including term extensions, temporary deferral of principal or lease payments, and temporary interest rate reductions. However, forgiveness of principal is rarely granted. All loans modified in a TDR are considered impaired. See Note 5 for discussion on modifications.

Allowance for Loan and Lease Losses

The Company maintains the allowance for loan and lease losses (the “Allowance”) at a level which, in management’s judgment, is adequate to absorb probable losses that have been incurred in the Company’s loan and lease portfolio as of the combined balance sheet date. The Company’s methodology for determining an adequate and appropriate level of the Allowance takes into account many factors, including:

•	Trends in the volume and severity of delinquent loans and leases, nonaccrual loans and leases, troubled debt restructurings and other loan and lease modifications;
•	Trends in the quality of risk management and loan administration practices including findings of internal and external reviews of loans and effectiveness of collection practices;
•	Changes in the quality of the Company’s risk identification process and loan review system;
•	Changes in lending policies and procedures including underwriting standards and collection, charge‑off and recovery practices;
•	Changes in the nature and volume of the loan and lease portfolio;
•	Changes in the concentration of credit and the levels of credit;
•	Changes in the national and local economic business conditions, including the condition of various market segments.

The Company also maintains a reserve for losses on unfunded loan commitments and letters of credit, which is recorded within other liabilities. The Company measures the amount of reserve based on estimates of the probability of the ultimate funding and losses related to credit exposures that exist at the balance sheet date, similar to the methodology used for the loans and leases portfolio.

While the Company has a formal methodology to determine the adequate and appropriate level of allowance for credit losses, estimates of inherent loan, lease, and unfunded loan commitment losses involve judgment and assumptions as to various factors, including current economic conditions. Management’s determination of the adequacy of the total allowance for credit losses is based on quarterly evaluations of the above factors. Accordingly, the provision for credit losses will vary from period to period based on management’s ongoing assessment of the adequacy of the Allowance. Refer to Note 5 for information on how the Company’s experience and current economic conditions have influenced management’s determination of the Allowance.

The Allowance consists of two components, allocated and unallocated. The allocated portion of the Allowance includes reserves that are allocated based on impairment analyses of specific loans or pools of loans as described under “Impaired and Nonaccrual Loans and Leases” above. The unallocated component of the Allowance incorporates imprecision in the estimation process. While the Company’s allocated reserve methodology strives to reflect all risk factors, there may still be certain unidentified risk elements. The purpose of the unallocated reserve is to capture these factors. The relationship of the unallocated component to the total allowance for loan and lease losses may fluctuate from period to period. Management evaluates the adequacy of the Allowance based on the combined total of allocated and unallocated components.

The Allowance is increased by provisions for loan and lease losses and reduced by charge‑offs, net of recoveries. Consumer loans and leases are generally charged off upon reaching a predetermined delinquency status that ranges from 120 to 180 days and varies by product type. Other loans and leases may be charged off to the extent they are classified as loss. Recoveries of amounts that have previously been charged off are credited to the Allowance and are generally recorded only to the extent that cash is received.

Provision for Loan and Lease Losses

The provision for loan and lease losses (the “Provision”) reflects management’s judgment of the current period cost of credit risk inherent in the Company’s loan and lease portfolio. Specifically, the Provision represents the amount charged against current period earnings to achieve an Allowance that, in management’s judgment, is adequate to absorb probable losses that have been incurred in the Company’s loan and lease portfolio as of the combined balance sheet date. Accordingly, the Provision will vary from period to period based on management’s ongoing assessment of the adequacy of the Allowance.

Premises and Equipment

Premises and equipment, including leasehold improvements, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed on a straight‑line basis over the estimated useful lives of 10 to 39 years for premises, 4 to 10 years for equipment and the shorter of the lease term or remaining useful life for leasehold improvements.

On a periodic basis, long‑lived assets are reviewed for impairment. An impairment loss is recognized if the carrying amount of a long‑lived asset exceeds its fair value and is not recoverable. An impairment analysis is performed whenever events or changes in circumstances suggest that the carrying value of an asset or group of assets is not recoverable.

Operating lease rental income for leased assets, primarily premises, is recognized on a straight‑line basis as an offset to rental expense.

Other Real Estate Owned and Repossessed Personal Property

Other real estate owned (“OREO”) and repossessed personal property are comprised primarily of properties that the Company acquires through foreclosure proceedings. The Company values these properties at fair value upon acquisition, which establishes the new cost basis. The Company charges losses arising upon the acquisition of the property against the Allowance. After acquisition, the Company carries such properties at the lower of cost or fair value less estimated selling costs. Any writedowns or losses from the subsequent disposition of such properties are included in other noninterest expense. Gains recognized on the sale of such properties are included in other noninterest income.

Goodwill and Intangible Assets

The accounting and reporting for business combinations and intangible assets are governed primarily by ASC 805, Business Combinations (“ASC 805”), and ASC 350, Goodwill and Other Intangible Assets (“ASC 350”). The Company follows the guidance set forth in ASC 805 for the initial recognition of goodwill and intangible assets acquired in a business combination. ASC 350 addresses the accounting and reporting for other intangible assets acquired individually or with a group of other assets, other than in a business combination, and addresses how goodwill and other intangible assets should be accounted for subsequent to acquisition.

Goodwill represents the cost of acquired businesses in excess of the fair value of the net assets acquired. Under the provisions of ASC 350, goodwill and certain other intangible assets which do not possess finite lives are not amortized over an estimated life but rather are tested at least annually for impairment. Goodwill is subject to a two‑step impairment test. The first step compares the fair value of each reporting unit, which is an individual business segment of the Company, to its carrying amount. If the carrying amount exceeds the fair value, then the second step is performed whereby the Company assigns fair values to identifiable assets and liabilities, leaving an implied fair value for goodwill. If the implied fair value of the goodwill is less than the carrying amount, an impairment loss is recognized. Goodwill is tested for impairment on an annual basis and when circumstances change that suggests a potential impairment. For the years ended December 31, 2015 and 2014, the Company’s goodwill impairment tests indicated that there was no impairment.

Other intangible assets include mortgage servicing rights, discussed in “Transfers and Servicing of Financial Assets” below.

Transfers and Servicing of Financial Assets

The Company accounts for servicing assets as required under ASC 860‑50, Servicing Assets and Liabilities (“ASC 860‑50”). A transfer of financial assets is accounted for as a sale when control over the assets transferred is surrendered. Servicing rights and other retained interests in the assets sold are recorded by allocating the previously recorded investment between the asset sold and the interest retained based on their relative fair values at the date of transfer. Fair values of servicing rights and other retained interests are determined using present value of estimated future cash flows valuation techniques, incorporating assumptions that market participants would use in their estimates of values.

Servicing rights are periodically assessed for impairment. Any such indicated impairment is recognized in earnings during the period in which the impairment occurs. As allowed by ASC 860‑50, the Company utilizes the amortization method and amortizes servicing rights over the period of estimated net servicing income, taking into account prepayment assumptions. Servicing income, net of amortization, is included in other income, and servicing assets are included in other intangible assets.

Non‑Marketable Equity Securities

Non‑marketable equity securities include FHLB stock, which the Company holds to meet regulatory requirements. These securities are accounted for under the cost method, which equals par value, and are included in other assets on the combined balance sheet. These securities do not have a readily determinable fair value as ownership is restricted and there is no market for these securities. The Company reviews these securities periodically for impairment. As these securities can only be redeemed or sold at par value and only to the respective issuing government‑issued institution or to another member institution, and management considers these securities to be long‑term investments; management considers the ultimate recoverability of the par value rather than recognizing temporary declines in value. No impairment was recognized on non‑marketable equity securities in 2015 and 2014.

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase generally qualify as financing transactions under GAAP. The obligations to repurchase the identical securities sold are reflected as short‑term borrowings in the combined balance sheets, with the dollar amount of securities underlying the agreements included in investment securities. Third parties monitor the fair value of the underlying securities as compared to the related obligation, including accrued interest, and as necessary, request additional collateral from the Company as specified in the repurchase agreements. All repurchase agreements are accounted for in accordance with ASC 860‑30, Secured Borrowing and Collateral (“ASC 860‑30”).

Pension and Other Postretirement Benefit Plans

The Company uses the following key variables to calculate annual pension costs: (1) size of the employee population and estimated compensation increases; (2) actuarial assumptions and estimates; (3) expected long‑term rate of return on plan assets; and (4) discount rate. Pension cost is directly affected by the number of employees eligible for pension benefits and their estimated compensation increases. To calculate estimated compensation increases, management reviews the Company’s salary increases each year and compares these figures with industry averages. For all pension and postretirement plan calculations, the Company uses a December 31st measurement date.

The Company uses the building block method to estimate the expected return on plan assets each year based on the balance of the pension asset portfolio at the beginning of the year and the expected long‑term rate of return on that portfolio in accordance with ASC 715, Compensation — Retirement Benefits (“ASC 715”). This method evaluates the percentage of total plan assets and their expected rate of return, the expected total rate of return and management of the portfolio. Under this approach, forward‑looking expected returns are determined for each invested asset class. Forward‑looking capital market assumptions are typically developed by using historical returns as a starting point and applying a combination of macroeconomics, econometrics, statistical, and other technical analysis, such as spread differentials, to forecast expected future returns.

In estimating the projected benefit obligation (“PBO”), an independent actuary bases assumptions on factors such as mortality rate, turnover rate, retirement rate, disability rate and other assumptions related to the population of individuals in the pension plan. If significant actuarial gains or losses occur, the actuary reviews the demographic and economic assumptions with the Company, at which time the Company considers revising these assumptions based on actual circumstances.

ASC 715 improves employer’s accounting for defined benefit plans and other postretirement plans by recognizing the funded status of a plan as an asset or liability in the combined balance sheets and recognizing changes in that funded status in other comprehensive income in the year in which changes occur.

Income Taxes

Income taxes have been recorded using the separate return method as if the Company were a separate taxpayer for all periods presented. In accordance with ASC 740, Income Taxes (“ASC 740”), current income tax expense is recognized for the amount of income taxes expected to be payable or refundable for the current period, and deferred income tax expense is recognized in an amount equal to the change in deferred income tax assets and liabilities occurring during the period. Deferred income tax assets and liabilities are recorded to account for the expected future tax consequences of events that are reflected in the financial statements and tax returns in different periods. Deferred income tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the years in which the differences are expected to reverse.

Interest and penalties, if any, expected to be assessed or refunded by taxing authorities relating to an underpayment or overpayment of income taxes are accrued and recorded as part of income tax expense.

Excise tax credits relating to premises and equipment are accounted for using the flow‑through method, and the benefit is recognized in the year the asset is placed in service. General business and excise tax credits generated from the leasing portfolio, except for credits that are passed on to lessees, are recognized over the term of the lease.

The Company accounts for uncertain tax positions taken or expected to be taken on tax returns in accordance with ASC 740. Under ASC 740, the Company recognizes a tax benefit if it is more likely than not that the position will be sustained based on its technical merits, in which case the amount to be recognized is the largest amount that is greater than fifty percent likely of ultimately being realized. A previously recognized tax benefit would be derecognized if it is no longer more likely than not sustainable on its merits.

The Company recalculates the financial statement impact of a leveraged lease when there is a change in estimate of expected tax cash flows to be generated by the lease, including a change which impacts only the timing of tax cash flows, in accordance with ASC 840, Leases (“ASC 840”).

Derivative Instruments and Hedging Activities

Derivatives are recognized on the combined balance sheets at fair value. On the date the Company enters into a derivative contract, the Company designates the derivative instrument as: (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”); (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”); or (3) held for trading, customer accommodation or not qualifying for hedge accounting (“free‑standing derivative instrument”). For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability or of an unrecognized firm commitment attributable to interest rate risk are recorded in current period earnings. For a cash flow hedge, to the extent that the hedge is considered highly effective, changes in the fair value of the derivative instrument are recorded in other comprehensive income within stockholder’s equity and subsequently reclassified to net income in the same period that the hedged transaction impacts net income in the same financial statement category as the hedged item. To the extent the derivative instruments are not effective, any changes in the fair value of the derivatives are immediately recognized in noninterest income. For free‑standing derivative instruments, changes in fair values are reported in current period earnings. The Company formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments that are designated as hedges to specific assets or liabilities, unrecognized firm commitments or forecasted transactions. The Company also formally assesses, both at the inception of a hedge and on a quarterly basis, whether the derivative instruments used are highly effective in offsetting changes in fair values of, or cash flows related to, hedged items. Any portion of the change in fair value of a derivative designated as a hedge that is deemed ineffective is recorded in current period earnings.

ASC 815, Derivatives and Hedging, requires disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument. The statement also requires additional disclosure about the current status of the payment or performance risk of a guarantee, which is described in Note 17 to the combined financial statements.

Fair Value Measurements

The Company determines the fair market values of financial instruments based on ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value which are described in Note 19 to the combined financial statements.

Earnings per Share

The Company made no adjustments to net income for the purposes of computing earnings per share and there were no dilutive or antidilutive securities. Weighted average shares used in the earnings per share calculation is based on issued and outstanding shares of BancWest for all periods presented and amounted to 139,459,620 shares as of and for both the years ended December 31, 2015 and 2014.

Recent Accounting Pronouncements

The following Accounting Standards Updates (“ASU”) have been issued by the Financial Accounting Standards Board (“FASB”) and are applicable to the Company in 2015 or in future periods. This discussion is not intended to be a comprehensive listing of the impact of all standards and rules adopted.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue Recognition (Topic 606): Revenue from Contracts with Customers. The update establishes the principles to apply to determine the amount and timing of revenue recognition, specifying the accounting for certain costs related to revenue, and requiring additional disclosures about the nature, amount, timing and uncertainty of revenues and related cash flows. The update supersedes most of the current revenue recognition requirements, and will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company continues to evaluate the impact this guidance, including the method of implementation, will have on its combined financial statements.

In November 2014, the FASB issued ASU No. 2014‑16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. This update will require an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company does not believe this guidance will have a material impact on the combined financial statements.

In February 2015, the FASB issued ASU No. 2015‑02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This update amends guidance relating to the assessment for determining when an entity should consolidate variable interest entities and limited partnerships. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company does not believe this guidance will have a material impact on the combined financial statements.

In April 2015, the FASB issued ASU No. 2015‑05, Intangibles — Goodwill and Other — Internal‑Use Software (Subtopic 350‑40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. This update provides guidance about a customer’s accounting for fees paid in a cloud computing arrangement. The update will help entities evaluate whether such an arrangement includes a software license, which should be accounted for consistent with the acquisition of other software licenses; otherwise, it should be accounted for as a service contract. This update is effective for fiscal years, including interim periods within those fiscal years beginning after December 15, 2015. The Company does not believe this guidance will have a material impact on the combined financial statements.

In January 2016, the FASB issued ASU No. 2016‑01, Financial Instruments (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities. This update addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company does not believe this guidance will have a material impact on the combined financial statements.

In February 2016, the FASB issued ASC 842, Leases (“ASC 842”), which replaces the existing guidance in ASC 840, Leases. ASC 842 requires a dual approach for lessee accounting under which a lessee would account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right‑of‑use (“ROU”) asset and a corresponding lease liability. For finance leases the lessee would recognize interest expense and amortization of the ROU asset and for operating leases the lessee would recognize a straight‑line total lease expense. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently assessing the impact that adoption of this guidance will have on its combined financial statements.